Taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Schedule of taxes payable

	2025	2024
Brazil
IPI	57	78
ICMS	317	494
PIS and COFINS	15	24
Other	33	3

Other countries
Value-added tax	115	122
Tax on financial income		168
Total	537	889

Current liabilities	475	625
Non-current liabilities	62	264
Total	537	889